UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06719

                                                 Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                     Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell III, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

                                     Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Index Fund

Schedule of Investments

March 31, 2012

(Unaudited)

Fair Value
Mutual Funds (100.2%)
S&P 500 Stock Master Portfolio	$20,653,915

TOTAL INVESTMENTS - 100.2%	$20,653,915

Percentages based on net assets of $20,617,723.

See accompanying notes to the Schedule of Investments.

STERLING CAPITAL FUNDS

Equity Index Fund

Notes to the Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

1.	Organization:

The Sterling Capital Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the Sterling Capital Funds, a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments is included in this Form and should be read in conjunction with the Fund’s Schedule of Investments (“Schedule”). The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 0.84% in the net assets of the Master Portfolio at March 31, 2012.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of the Schedule requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation—The Fund records its investment in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in MIP’s most recent financial statements as contained in this Fund’s most recent annual report.

Fair Value Measurements—The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2012, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investment as of March 31, 2012 is as follows:

	Level 1 - Quoted Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total Fair Value

Investment in Master Portfolio	$20,653,915	$-	$-	$20,653,915

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2012. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Fund’s financial statements.

Continued

STERLING CAPITAL FUNDS

Equity Index Fund

Notes to the Schedule of Portfolio Investments

March 31, 2012

(Unaudited)

3.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended March 31, 2012, the Fund did not incur any interest or penalties.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Fund’s financial statements.The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2011, the Fund had the following net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires

$ 175,416	2012

519,736	2013

612,669	2014

3,549,980	2016

1,338,848	2017

2,743,646	2018

873,333	With No Expiration*

$9,813,628

*	Post-enactment capital losses must be utilized prior to losses subject to expiration. All losses are long-term.

Under current tax law, capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,084,250 of deferred post-October capital losses, which were treated as arising on the first business day of the current fiscal year.

Schedule of Investments March 31, 2012 (Unaudited)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary - 10.6%

Auto Components - 0.3%
BorgWarner, Inc. (a)(b)	20,582	$1,735,886
The Goodyear Tire & Rubber Co. (a)	45,685	512,585
Johnson Controls, Inc.	128,339	4,168,451

		6,416,922

Automobiles - 0.4%
Ford Motor Co.	716,549	8,949,697
Harley-Davidson, Inc.	42,992	2,110,047

		11,059,744

Distributors - 0.1%
Genuine Parts Co. (b)	29,368	1,842,842

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	21,223	820,057
DeVry, Inc.	11,178	378,599
H&R Block, Inc.	55,064	906,904

		2,105,560

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	85,387	2,739,215
Chipotle Mexican Grill, Inc. (a)	5,894	2,463,692
Darden Restaurants, Inc. (b)	24,197	1,237,919
International Game Technology	56,338	945,915
Marriott International, Inc., Class A (b)	50,400	1,907,640
McDonald’s Corp.	192,029	18,838,045
Starbucks Corp.	142,037	7,938,448
Starwood Hotels & Resorts Worldwide, Inc.	36,970	2,085,478
Wyndham Worldwide Corp.	27,495	1,278,792
Wynn Resorts Ltd. (b)	14,974	1,869,953
Yum! Brands, Inc.	86,801	6,178,495

		47,483,592

Household Durables - 0.2%
D.R. Horton, Inc. (b)	52,848	801,704
Harman International Industries, Inc. (b)	13,297	622,432
Leggett & Platt, Inc. (b)	26,566	611,284
Lennar Corp., Class A (b)	30,773	836,410
Newell Rubbermaid, Inc.	54,335	967,706
PulteGroup, Inc. (a)	63,362	560,754
Whirlpool Corp. (b)	14,380	1,105,247

		5,505,537

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	68,636	13,899,476
Expedia, Inc. (b)	17,868	597,506
NetFlix, Inc. (a)	10,404	1,196,876
priceline.com, Inc. (a)	9,389	6,736,608
TripAdvisor, Inc. (a)	17,740	632,786

		23,063,252

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	21,930	805,270

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Mattel, Inc.	63,929	2,151,850

		2,957,120

Media - 3.1%
Cablevision Systems Corp.	41,033	602,364
CBS Corp., Class B	122,368	4,149,499
Comcast Corp, Class A	508,369	15,256,154
DIRECTV, Class A (a)	127,495	6,290,603
Discovery Communications, Inc. (a)	48,826	2,470,596
Gannett Co., Inc. (b)	44,609	683,856
Interpublic Group of Cos., Inc.	84,126	959,878
The McGraw-Hill Cos., Inc.	52,488	2,544,093
News Corp., Class A	405,795	7,990,104
Omnicom Group, Inc.	51,497	2,608,323
Scripps Networks Interactive, Inc., Class A	18,018	877,296
Time Warner Cable, Inc.	59,214	4,825,941
Time Warner, Inc.	182,803	6,900,813
Viacom, Inc., Class B	101,832	4,832,947
The Walt Disney Co.	337,914	14,793,875
The Washington Post Co., Class B (b)	907	338,828

		76,125,170

Multiline Retail - 0.8%
Big Lots, Inc. (a)	12,275	528,070
Dollar Tree, Inc. (a)	22,439	2,120,261
Family Dollar Stores, Inc. (b)	22,250	1,407,980
J.C. Penney Co., Inc. (b)	27,378	970,003
Kohl’s Corp. (b)	47,777	2,390,283
Macy’s, Inc.	78,109	3,103,271
Nordstrom, Inc.	30,134	1,679,066
Sears Holdings Corp. (a)(b)	7,227	478,789
Target Corp.	126,615	7,377,856

		20,055,579

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,199	803,632
AutoNation, Inc. (a)	8,570	294,037
AutoZone, Inc. (a)	5,129	1,906,962
Bed Bath & Beyond, Inc. (a)	44,659	2,937,222
Best Buy Co., Inc. (b)	53,454	1,265,791
CarMax, Inc. (a)	42,769	1,481,946
GameStop Corp., Class A (b)	25,829	564,105
The Gap, Inc.	62,506	1,633,907
The Home Depot, Inc.	290,632	14,621,696
Limited Brands, Inc. (b)	46,370	2,225,760
Lowe’s Cos., Inc. (b)	233,963	7,341,759
O’Reilly Automotive, Inc. (a)	23,947	2,187,558
Ross Stores, Inc.	43,175	2,508,468
Staples, Inc. (b)	130,568	2,112,590
Tiffany & Co.	23,951	1,655,733
The TJX Cos., Inc. (b)	142,202	5,646,841
Urban Outfitters, Inc. (a)	20,759	604,295

		49,792,302

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	54,252	4,192,594
NIKE, Inc., Class B (b)	69,215	7,505,675
Ralph Lauren Corp.	12,185	2,124,211

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

VF Corp. (b)	16,472	2,404,583

		16,227,063

Total Consumer Discretionary		262,634,683

Consumer Staples - 10.5%

Beverages - 2.4%
Beam, Inc.	29,560	1,731,329
Brown-Forman Corp., Class B	18,702	1,559,560
The Coca-Cola Co.	426,684	31,578,883
Coca-Cola Enterprises, Inc.	56,538	1,616,987
Constellation Brands, Inc. (a)	32,461	765,755
Dr Pepper Snapple Group, Inc.	39,979	1,607,555
Molson Coors Brewing Co., Class B	29,644	1,341,391
PepsiCo Inc.	296,114	19,647,164

		59,848,624

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	81,997	7,445,328
CVS Caremark Corp.	245,537	11,000,058
The Kroger Co. (b)	108,480	2,628,470
Safeway, Inc. (b)	50,672	1,024,081
SUPERVALU, Inc. (b)	39,885	227,743
Sysco Corp.	110,209	3,290,841
Wal-Mart Stores, Inc. (b)	329,287	20,152,364
Walgreen Co.	164,678	5,515,066
Whole Foods Market, Inc.	30,599	2,545,837

		53,829,788

Food Products - 1.7%
Archer Daniels Midland Co.	124,734	3,949,078
Campbell Soup Co. (b)	33,565	1,136,175
ConAgra Foods, Inc.	77,779	2,042,476
Dean Foods Co. (a)	34,561	418,534
General Mills, Inc.	121,533	4,794,477
H.J. Heinz Co. (b)	60,307	3,229,440
The Hershey Co.	28,920	1,773,664
Hormel Foods Corp. (b)	25,719	759,225
The J.M. Smucker Co.	21,372	1,738,826
Kellogg Co.	46,459	2,491,596
Kraft Foods, Inc., Class A	333,365	12,671,204
McCormick & Co., Inc. (b)	25,131	1,367,880
Mead Johnson Nutrition Co.	38,395	3,166,820
Sara Lee Corp.	111,526	2,401,155
Tyson Foods, Inc., Class A	54,740	1,048,271

		42,988,821

Household Products - 2.1%
The Clorox Co. (b)	24,431	1,679,631
Colgate-Palmolive Co.	90,415	8,840,779
Kimberly-Clark Corp.	74,220	5,484,116
The Procter & Gamble Co.	519,290	34,901,481

		50,906,007

Personal Products - 0.2%
Avon Products, Inc.	81,319	1,574,336

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

The Estee Lauder Cos., Inc., Class A	42,391	2,625,698

		4,200,034

Tobacco - 1.9%
Altria Group, Inc.	385,668	11,905,571
Lorillard, Inc.	24,887	3,222,369
Philip Morris International, Inc.	324,627	28,765,198
Reynolds American, Inc.	63,073	2,613,745

		46,506,883

Total Consumer Staples		258,280,157

Energy - 10.9%

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	82,493	3,459,756
Cameron International Corp. (a)	46,409	2,451,787
Diamond Offshore Drilling, Inc.	13,070	872,423
FMC Technologies, Inc. (a)	45,071	2,272,480
Halliburton Co. (b)	174,007	5,775,292
Helmerich & Payne, Inc. (b)	20,294	1,094,861
Nabors Industries Ltd. (a)	54,575	954,517
National Oilwell Varco, Inc.	79,978	6,355,852
Noble Corp. (a)	47,538	1,781,249
Rowan Cos., Inc. (a)	23,246	765,491
Schlumberger Ltd.	251,458	17,584,458

		43,368,166

Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)	41,237	627,215
Anadarko Petroleum Corp.	93,968	7,361,453
Apache Corp.	72,456	7,277,481
Cabot Oil & Gas Corp.	39,629	1,235,236
Chesapeake Energy Corp. (b)	124,896	2,893,840
Chevron Corp.	372,720	39,970,493
ConocoPhillips	241,261	18,338,249
CONSOL Energy, Inc.	42,861	1,461,560
Denbury Resources, Inc. (a)	73,498	1,339,868
Devon Energy Corp.	76,184	5,418,206
El Paso Corp.	145,703	4,305,524
EOG Resources, Inc.	50,730	5,636,103
EQT Corp.	28,222	1,360,583
Exxon Mobil Corp. (b)	888,591	77,067,497
Hess Corp.	57,044	3,362,744
Marathon Oil Corp.	132,708	4,206,844
Marathon Petroleum Corp.	65,576	2,843,375
Murphy Oil Corp.	36,550	2,056,668
Newfield Exploration Co. (a)	25,093	870,225
Noble Energy, Inc.	33,358	3,261,745
Occidental Petroleum Corp.	152,909	14,561,524
Peabody Energy Corp.	51,342	1,486,864
Pioneer Natural Resources Co. (b)	23,237	2,593,017
QEP Resources, Inc.	33,582	1,024,251
Range Resources Corp.	29,757	1,730,072
Southwestern Energy Co. (a)	65,801	2,013,511
Spectra Energy Corp.	122,758	3,873,015
Sunoco, Inc.	20,254	772,690
Tesoro Corp. (a)	26,251	704,577
Valero Energy Corp.	104,705	2,698,248
The Williams Cos., Inc.	111,640	3,439,628

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

WPX Energy, Inc. (a)	37,189	669,774

		226,462,080

Total Energy		269,830,246

Financials - 14.5%

Capital Markets - 2.0%
Ameriprise Financial, Inc.	41,904	2,393,976
The Bank of New York Mellon Corp.	227,135	5,480,768
BlackRock, Inc. (c)	18,923	3,877,323
The Charles Schwab Corp.	203,725	2,927,528
E*Trade Financial Corp. (a)	47,771	523,092
Federated Investors, Inc., Class B (b)	17,458	391,234
Franklin Resources, Inc. (b)	26,869	3,332,562
The Goldman Sachs Group, Inc.	93,304	11,604,218
Invesco Ltd.	83,919	2,238,120
Legg Mason, Inc.	23,572	658,366
Morgan Stanley	287,229	5,641,178
Northern Trust Corp.	45,454	2,156,792
State Street Corp.	91,972	4,184,726
T Rowe Price Group, Inc.	47,788	3,120,556

		48,530,439

Commercial Banks - 2.8%
BB&T Corp.	131,445	4,126,058
Comerica, Inc. (b)	37,194	1,203,598
Fifth Third Bancorp	173,416	2,436,495
First Horizon National Corp. (b)	48,570	504,157
Huntington Bancshares, Inc.	162,283	1,046,725
KeyCorp	179,831	1,528,563
M&T Bank Corp. (b)	23,830	2,070,350
PNC Financial Services Group, Inc. (c)	99,461	6,414,240
Regions Financial Corp.	237,784	1,566,997
SunTrust Banks, Inc.	100,524	2,429,665
U.S. Bancorp	360,266	11,413,227
Wells Fargo & Co.	994,170	33,940,964
Zions BanCorp.	34,845	747,774

		69,428,813

Consumer Finance - 0.9%
American Express Co.	191,326	11,070,122
Capital One Financial Corp.	104,337	5,815,745
Discover Financial Services	99,934	3,331,800
SLM Corp.	96,099	1,514,520

		21,732,187

Diversified Financial Services - 3.3%
Bank of America Corp.	2,023,382	19,363,766
Citigroup, Inc.	552,142	20,180,790
CME Group, Inc.	12,527	3,624,437
IntercontinentalExchange, Inc. (a)	13,685	1,880,593
JPMorgan Chase & Co. (b)	719,691	33,091,392
Leucadia National Corp.	37,468	977,915
Moody’s Corp.	37,008	1,558,037
The NASDAQ OMX Group, Inc. (a)	23,608	611,447

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

NYSE Euronext	48,640	1,459,686

		82,748,063

Insurance - 3.4%
ACE Ltd.	63,562	4,652,738
Aflac, Inc.	88,059	4,049,833
The Allstate Corp. (b)	93,973	3,093,591
American International Group, Inc. (a)	101,429	3,127,056
Aon Corp.	61,303	3,007,525
Assurant, Inc.	16,534	669,627
Berkshire Hathaway, Inc., Class B (a)	331,476	26,899,277
Chubb Corp.	51,114	3,532,489
Cincinnati Financial Corp. (b)	30,642	1,057,455
Genworth Financial, Inc., Class A (a)	92,111	766,364
Hartford Financial Services Group, Inc. (b)	82,853	1,746,541
Lincoln National Corp. (b)	54,859	1,446,083
Loews Corp.	57,603	2,296,632
Marsh & McLennan Cos., Inc.	102,447	3,359,237
MetLife, Inc.	199,902	7,466,340
Principal Financial Group, Inc.	56,828	1,676,994
The Progressive Corp. (b)	115,420	2,675,436
Prudential Financial, Inc.	88,608	5,616,861
Torchmark Corp.	18,898	942,065
The Travelers Cos., Inc.	74,104	4,386,957
Unum Group (b)	54,603	1,336,682
XL Group Plc	59,463	1,289,753

		85,095,536

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	74,226	4,677,723
Apartment Investment & Management Co.	22,715	599,903
AvalonBay Communities, Inc.	17,949	2,537,091
Boston Properties, Inc.	27,954	2,934,890
Equity Residential (b)	56,603	3,544,480
HCP, Inc. (b)	77,204	3,046,470
Health Care REIT, Inc.	39,641	2,178,669
Host Hotels & Resorts, Inc. (b)	133,388	2,190,231
Kimco Realty Corp. (b)	76,804	1,479,245
Plum Creek Timber Co., Inc.	30,518	1,268,328
ProLogis, Inc.	86,527	3,116,703
Public Storage	26,803	3,703,370
Simon Property Group, Inc.	57,737	8,411,126
Ventas, Inc. (b)	54,467	3,110,066
Vornado Realty Trust (b)	34,892	2,937,906
Weyerhaeuser Co.	101,140	2,216,989

		47,953,190

Real Estate Management & Development - 0.1%
CB Richard Ellis Group Inc. (a)	61,947	1,236,462

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	99,104	724,450
People’s United Financial, Inc.	67,461	893,184

		1,617,634

Total Financials		358,342,324

Health Care - 11.1%

Biotechnology - 1.2%
Amgen, Inc. (b)	149,208	10,144,652

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Biogen Idec, Inc. (a)	45,006	5,669,406
Celgene Corp. (a)	82,728	6,413,074
Gilead Sciences, Inc. (a)	142,775	6,974,559

		29,201,691

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	105,641	6,315,219
Becton Dickinson & Co. (b)	39,623	3,076,726
Boston Scientific Corp. (a)	273,200	1,633,736
C.R. Bard, Inc.	15,826	1,562,343
CareFusion Corp. (a)	42,442	1,100,521
Covidien Plc	91,122	4,982,551
DENTSPLY International, Inc. (b)	26,663	1,069,986
Edwards Lifesciences Corp. (a)	21,697	1,578,023
Intuitive Surgical, Inc. (a)	7,410	4,014,367
Medtronic, Inc. (b)	196,181	7,688,333
St. Jude Medical, Inc.	60,413	2,676,900
Stryker Corp. (b)	61,056	3,387,387
Varian Medical Systems, Inc. (a)	21,323	1,470,434
Zimmer Holdings, Inc.	33,506	2,153,766

		42,710,292

Health Care Providers & Services - 2.1%
Aetna, Inc.	66,084	3,314,773
AmerisourceBergen Corp.	48,607	1,928,726
Cardinal Health, Inc.	65,169	2,809,435
Cigna Corp.	54,014	2,660,189
Coventry Health Care, Inc.	26,640	947,585
DaVita, Inc. (a)	17,680	1,594,206
Express Scripts, Inc. (a)	91,393	4,951,673
Humana, Inc.	30,927	2,860,129
Laboratory Corp. of America Holdings (a)	18,295	1,674,724
McKesson Corp.	46,397	4,072,265
Medco Health Solutions, Inc. (a)	73,172	5,143,992
Patterson Cos., Inc.	16,404	547,894
Quest Diagnostics Inc. (b)	29,856	1,825,694
Tenet Healthcare Corp. (a)(b)	77,820	413,224
UnitedHealth Group, Inc. (b)	197,006	11,611,534
WellPoint, Inc.	63,109	4,657,444

		51,013,487

Health Care Technology - 0.1%
Cerner Corp. (a)	27,510	2,095,162

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (b)	65,535	2,916,963
Life Technologies Corp. (a)	33,634	1,642,012
PerkinElmer, Inc.	21,231	587,249
Thermo Fisher Scientific, Inc.	68,973	3,888,698
Waters Corp. (a)	16,821	1,558,634

		10,593,556

Pharmaceuticals - 5.6%
Abbott Laboratories (b)	296,437	18,168,624
Allergan, Inc. (b)	57,396	5,477,300
Bristol-Myers Squibb Co. (b)	318,257	10,741,174
Eli Lilly & Co. (b)	192,517	7,752,659
Forest Laboratories, Inc. (a)	50,127	1,738,906
Hospira, Inc. (a)	31,099	1,162,792
Johnson & Johnson (b)	517,533	34,136,477
Merck & Co., Inc.	573,889	22,037,337

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Mylan, Inc. (a)	80,489	1,887,467
Perrigo Co. (b)	17,594	1,817,636
Pfizer, Inc. (b)	1,421,245	32,205,412
Watson Pharmaceuticals, Inc. (a)	24,009	1,610,043

		138,735,827

Total Health Care		274,350,015

Industrials - 10.2%

Aerospace & Defense - 2.5%
The Boeing Co.	140,591	10,455,753
General Dynamics Corp.	67,271	4,936,346
Goodrich Corp.	23,717	2,975,060
Honeywell International, Inc.	146,179	8,924,228
L-3 Communications Holdings, Inc.	18,641	1,319,224
Lockheed Martin Corp.	50,259	4,516,274
Northrop Grumman Corp. (b)	47,653	2,910,645
Precision Castparts Corp.	27,367	4,731,754
Raytheon Co. (b)	64,074	3,381,826
Rockwell Collins, Inc.	27,975	1,610,241
Textron, Inc. (b)	52,786	1,469,034
United Technologies Corp.	171,593	14,231,923

		61,462,308

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	30,794	2,016,699
Expeditors International of Washington, Inc.	39,983	1,859,609
FedEx Corp.	59,289	5,452,216
United Parcel Service, Inc., Class B (b)	180,748	14,589,979

		23,918,503

Airlines - 0.0%
Southwest Airlines Co. (b)	145,326	1,197,486

Building Products - 0.0%
Masco Corp. (b)	66,981	895,536

Commercial Services & Supplies - 0.4%
Avery Dennison Corp. (b)	19,913	599,979
Cintas Corp. (b)	20,689	809,354
Iron Mountain, Inc.	32,273	929,462
Pitney Bowes, Inc. (b)	37,515	659,514
R.R. Donnelley & Sons Co. (b)	33,867	419,612
Republic Services, Inc.	59,310	1,812,514
Stericycle, Inc. (a)	15,993	1,337,654
Waste Management, Inc. (b)	86,979	3,040,786

		9,608,875

Construction & Engineering - 0.2%
Fluor Corp.	31,887	1,914,495
Jacobs Engineering Group, Inc. (a)	24,305	1,078,413
Quanta Services, Inc. (a)	40,040	836,836

		3,829,744

Electrical Equipment - 0.5%
Cooper Industries Plc, Class A	29,882	1,910,954
Emerson Electric Co.	138,462	7,224,947
Rockwell Automation, Inc.	26,844	2,139,467

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Roper Industries, Inc.	18,269	1,811,554

		13,086,922

Industrial Conglomerates - 2.5%
3M Co.	130,942	11,681,336
Danaher Corp. (b)	107,859	6,040,104
General Electric Co.	1,994,898	40,037,603
Tyco International Ltd.	86,904	4,882,266

		62,641,309

Machinery - 2.0%
Caterpillar, Inc.	122,080	13,003,962
Cummins, Inc.	36,184	4,343,527
Deere & Co.	75,756	6,128,660
Dover Corp.	34,699	2,183,955
Eaton Corp.	63,098	3,144,173
Flowserve Corp.	10,268	1,186,057
Illinois Tool Works, Inc.	91,205	5,209,630
Ingersoll-Rand Plc	56,174	2,322,795
Joy Global, Inc. (b)	19,965	1,467,428
PACCAR, Inc. (b)	67,280	3,150,722
Pall Corp. (b)	21,799	1,299,874
Parker Hannifin Corp.	28,449	2,405,363
Snap-on, Inc. (b)	10,967	668,658
Stanley Black & Decker, Inc.	31,964	2,459,950
Xylem, Inc.	34,683	962,453

		49,937,207

Professional Services - 0.1%
The Dun & Bradstreet Corp.	9,019	764,180
Equifax, Inc.	22,601	1,000,320
Robert Half International, Inc. (b)	26,658	807,738

		2,572,238

Road & Rail - 0.8%
CSX Corp.	198,379	4,269,116
Norfolk Southern Corp.	62,240	4,097,259
Ryder System, Inc.	9,584	506,035
Union Pacific Corp.	90,507	9,727,693

		18,600,103

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	55,666	3,011,531
W.W. Grainger, Inc. (b)	11,499	2,470,100

		5,481,631

Total Industrials		253,231,862

Information Technology - 19.9%

Communications Equipment - 2.2%
Cisco Systems, Inc.	1,015,413	21,475,985
F5 Networks, Inc. (a)	14,940	2,016,302
Harris Corp. (b)	21,480	968,318
JDS Uniphase Corp. (a)	43,105	624,592
Juniper Networks, Inc. (a)	99,230	2,270,382
Motorola Mobility Holdings, Inc. (a)	49,690	1,949,836
Motorola Solutions, Inc.	55,469	2,819,489

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

QUALCOMM, Inc.	318,884	21,690,490

		53,815,394

Computers & Peripherals - 5.6%
Apple, Inc. (a)	175,782	105,376,035
Dell, Inc. (a)	287,885	4,778,891
EMC Corp. (a)	387,066	11,565,532
Hewlett-Packard Co.	372,594	8,878,915
Lexmark International, Inc., Class A (b)	13,338	443,355
NetApp, Inc. (a)	68,431	3,063,656
SanDisk Corp. (a)	45,696	2,266,065
Western Digital Corp. (a)	44,125	1,826,334

		138,198,783

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	30,737	1,837,150
Corning, Inc.	286,911	4,039,707
FLIR Systems, Inc.	29,047	735,180
Jabil Circuit, Inc. (b)	34,913	877,015
Molex, Inc. (b)	25,752	724,146
TE Connectivity Ltd.	80,344	2,952,642

		11,165,840

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	33,517	1,230,074
eBay, Inc. (a)	215,932	7,965,732
Google, Inc., Class A (a)	47,813	30,659,608
VeriSign, Inc.	30,167	1,156,603
Yahoo!, Inc. (a)	228,820	3,482,640

		44,494,657

IT Services - 3.8%
Accenture Plc, Class A	122,018	7,870,161
Automatic Data Processing, Inc.	92,486	5,104,302
Cognizant Technology Solutions Corp., Class A (a)	57,194	4,401,078
Computer Sciences Corp. (b)	29,133	872,242
Fidelity National Information Services, Inc.	44,162	1,462,646
Fiserv, Inc. (a)	26,079	1,809,622
International Business Machines Corp.	218,445	45,578,549
MasterCard, Inc., Class A	20,035	8,425,519
Paychex, Inc.	60,807	1,884,409
SAIC, Inc. (a)	51,745	683,034
Teradata Corp. (a)	31,558	2,150,678
Total System Services, Inc.	30,251	697,891
Visa, Inc., Class A	93,784	11,066,512
The Western Union Co. (b)	116,944	2,058,214

		94,064,857

Office Electronics - 0.1%
Xerox Corp. (b)	250,533	2,024,307

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	111,116	891,150
Altera Corp.	60,774	2,420,021
Analog Devices, Inc. (b)	56,147	2,268,339
Applied Materials, Inc.	243,482	3,028,916
Broadcom Corp., Class A (a)	92,471	3,634,110
First Solar, Inc. (a)(b)	10,949	274,272
Intel Corp. (b)	941,900	26,476,809
KLA-Tencor Corp.	31,452	1,711,618

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Linear Technology Corp.	43,221	1,456,548
LSI Corp. (a)	107,322	931,555
Microchip Technology, Inc. (b)	36,274	1,349,393
Micron Technology, Inc. (a)	186,330	1,509,273
Novellus Systems, Inc. (a)	13,412	669,393
NVIDIA Corp. (a)	115,174	1,772,528
Teradyne, Inc. (a)	34,890	589,292
Texas Instruments, Inc.	215,859	7,255,021
Xilinx, Inc.	49,364	1,798,330

		58,036,568

Software - 3.7%
Adobe Systems, Inc. (a)	93,093	3,194,021
Autodesk, Inc. (a)	42,585	1,802,197
BMC Software, Inc. (a)	30,946	1,242,791
CA, Inc.	68,533	1,888,769
Citrix Systems, Inc. (a)	34,986	2,760,745
Electronic Arts, Inc. (a)	62,696	1,033,230
Intuit, Inc.	55,597	3,343,048
Microsoft Corp.	1,407,911	45,405,130
Oracle Corp.	739,069	21,551,252
Red Hat, Inc. (a)	36,412	2,180,715
Salesforce.com, Inc. (a)	25,640	3,961,636
Symantec Corp. (a)	137,721	2,575,383

		90,938,917

Total Information Technology		492,739,323

Materials - 3.4%

Chemicals - 2.2%
Air Products & Chemicals, Inc.	39,705	3,644,919
Airgas, Inc.	12,997	1,156,343
CF Industries Holdings, Inc. (b)	12,344	2,254,632
The Dow Chemical Co. (b)	223,476	7,741,209
E.I. du Pont de Nemours & Co.	175,756	9,297,492
Eastman Chemical Co.	25,853	1,336,342
Ecolab, Inc. (b)	54,913	3,389,230
FMC Corp. (b)	13,147	1,391,741
International Flavors & Fragrances, Inc.	15,334	898,572
Monsanto Co.	100,941	8,051,054
The Mosaic Co.	56,140	3,103,981
PPG Industries, Inc.	28,687	2,748,215
Praxair, Inc.	56,259	6,449,532
The Sherwin-Williams Co.	16,306	1,771,973
Sigma-Aldrich Corp. (b)	22,773	1,663,795

		54,899,030

Construction Materials - 0.1%
Vulcan Materials Co. (b)	24,418	1,043,381

Containers & Packaging - 0.1%
Ball Corp.	29,418	1,261,444
Bemis Co., Inc. (b)	19,559	631,560
Owens-Illinois, Inc. (a)	30,834	719,666
Sealed Air Corp.	36,058	696,280

		3,308,950

Metals & Mining - 0.8%
Alcoa, Inc.	200,980	2,013,820
Allegheny Technologies, Inc.	20,214	832,210

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Cliffs Natural Resources, Inc. (b)	26,814	1,857,138
Freeport-McMoRan Copper & Gold, Inc.	178,701	6,797,786
Newmont Mining Corp.	93,333	4,785,183
Nucor Corp. (b)	59,740	2,565,833
Titanium Metals Corp. (b)	15,416	209,041
United States Steel Corp. (b)	27,023	793,665

		19,854,676

Paper & Forest Products - 0.2%
International Paper Co.	82,400	2,892,240
MeadWestvaco Corp.	32,360	1,022,252

		3,914,492

Total Materials		83,020,529

Telecommunication Services - 2.7%

Diversified Telecommunication Services - 2.5%
AT&T, Inc. (b)	1,117,754	34,907,457
CenturyLink, Inc.	116,813	4,514,822
Frontier Communications Corp. (b)	188,663	786,725
Verizon Communications, Inc.	534,583	20,437,108
Windstream Corp. (b)	110,756	1,296,953

		61,943,065

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	47,197	2,517,488
MetroPCS Communications, Inc. (a)	54,932	495,487
Sprint Nextel Corp. (a)	565,397	1,611,381

		4,624,356

Total Telecommunication Services		66,567,421

Utilities - 3.3%

Electric Utilities - 1.8%
American Electric Power Co., Inc.	91,137	3,516,066
Duke Energy Corp. (b)	251,839	5,291,137
Edison International (b)	61,422	2,611,049
Entergy Corp.	33,297	2,237,559
Exelon Corp.	160,461	6,291,676
FirstEnergy Corp.	78,843	3,594,452
NextEra Energy, Inc. (b)	78,467	4,792,764
Northeast Utilities (b)	33,512	1,243,966
Pepco Holdings, Inc. (b)	43,151	815,122
Pinnacle West Capital Corp.	20,496	981,758
PPL Corp.	109,199	3,085,964
Progress Energy, Inc.	55,655	2,955,837
Southern Co.	163,373	7,340,349

		44,757,699

Gas Utilities - 0.1%
AGL Resources, Inc.	22,191	870,331
ONEOK, Inc.	19,600	1,600,536

		2,470,867

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)(b)	121,399	1,586,685

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

NRG Energy, Inc. (a)	42,882	671,961

		2,258,646

Multi-Utilities - 1.3%
Ameren Corp.	45,802	1,492,229
Centerpoint Energy, Inc.	80,402	1,585,528
CMS Energy Corp. (b)	48,669	1,070,718
Consolidated Edison, Inc.	55,215	3,225,660
Dominion Resources, Inc. (b)	107,484	5,504,256
DTE Energy Co.	31,945	1,757,933
Integrys Energy Group, Inc. (b)	14,661	776,886
NiSource, Inc. (b)	53,312	1,298,147
PG&E Corp.	77,690	3,372,523
Public Service Enterprise Group, Inc. (b)	95,401	2,920,225
SCANA Corp. (b)	21,769	992,884
Sempra Energy (b)	45,357	2,719,606
TECO Energy, Inc.	40,517	711,073
Wisconsin Energy Corp. (b)	43,445	1,528,395
Xcel Energy, Inc.	91,777	2,429,337

		31,385,400

Total Utilities		80,872,612

Total Long-Term Investments (Cost - $ 1,788,250,854) - 97.1%		2,399,869,172

Short-Term Securities

Money Market Funds - 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	257,702,518	257,702,518
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	78,052,833	78,052,833

		335,755,351

	Par (000)	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.08%, 6/21/12 (f)(g)	$4,155	4,154,431

Total Short-Term Securities (Cost - $ 339,909,487) - 13.8%		339,909,782

Total Investments (Cost - $2,128,160,341*) - 110.9%		2,739,778,954

Liabilities in Excess of Other Assets - (10.9)%		(268,931,189)

Net Assets - 100.0%		$2,470,847,765
*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,128,160,342

Gross unrealized appreciation	$808,354,131
Gross unrealized depreciation	(196,735,519)

Net unrealized appreciation	$611,618,612

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Realized (Loss)	Income
BlackRock Cash
Funds: Institutional,
SL Agency Shares	170,771,686	86,930,832	[1]	-	257,702,518	$257,702,518	-	$121,300
BlackRock Cash
Funds: Prime, SL
Agency Shares	53,764,558	24,288,275	[1]	-	78,052,833	$78,052,833	-	$38,939

BlackRock, Inc.	18,408	1,090		(575)	18,923	$3,877,323	$(10,782)	$28,032
PNC Financial
Services Group, Inc.	96,666	5,820		(3,025)	99,461	$6,414,240	$(38,344)	$33,611

1 Represents net shares purchased.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,001	S&P 500 Index	Chicago	June 2012	$ 70,232,663	$ 2,009,746

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

• Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative

Schedule of Investments (concluded)

S&P 500 Stock Master Portfolio

financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:

Long-Term Investments[1] :
Common Stocks	$2,399,869,172	-	-	$2,399,869,172

Short-Term Securities:

Money Market Funds	335,755,351	-	-	335,755,351

U.S. Treasury Obligations	-	$4,154,431	-	4,154,431
Total	$2,735,624,523	$4,154,431	-	$2,739,778,954
[1] See above Schedule of Investments for values in each sector and industry.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$2,009,746	-	-	$2,009,746

2  Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $272,706,526 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	5/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	5/25/2012

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	5/25/2012